SHARE-BASED PAYMENTS (Details Narrative) $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($) shares	Dec. 31, 2016 USD ($) shares	Dec. 31, 2015 shares	May 31, 2014 shares	Jun. 11, 2013 shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares authorised	608,374,525	608,374,525	551,847,819
Restricted Stock [Member] | Multiplus S.A. [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Description of vesting requirements	(i) 1/3 (one third) after the 2nd year from the issue date; (ii) 1/3 (one third) after the 3rd year from the issue date; (iii) 1/3 (one third) after the 4th year from the issue date.
Number of ordinary restricted stock				91,103
Compensation Plan 2011 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares subscription		4,800,000
Number of shares subscribed and fully paid		10,282
Shares pending of subscription and payment		4,789,718
Share based payments effect on income recorded at fair value at the grant date | $		$ 2,989
Compensation Plan 2011 [Member] | Stock Option [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of ordinary restricted stock			4,518,000
Compensation Plan 2013 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based payments effect on income recorded at fair value at the grant date | $
Number of shares authorised					1,500,000
Compensation Plan 2016-2018 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Description of vesting requirements	A vesting period between October 2018 and March 2019.
Compensation Plan 2016-2018 [Member] | Stock Option [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of ordinary restricted stock	2,932,896	4,719,720	4,719,720
Subsidiaries Compensation Plans [Member] | Stock Option [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Description of maximum term of options granted

The options granted to the usual prizes are divided into three equal parts and employees may exercise one-third of their two, three and four, options respectively, as long as they keep being employees of the company. The agreed term of the options is seven years after the grant of the option. The first extraordinary granting was divided into two equal parts, and only half of the options may be exercised after three years and half after four years. The second extraordinary granting was also divided into two equal parts, which may be exercised after one and two years respectively.